Mineral Property Interests (Details Narrative) - CAD ($) shares in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Exploration expenditures		$ 3,500,000
Interest paid		1,000,000
Commencement of commercial production		$ 1,500,000
Net Smelter Royalty Description		The Committee Bay project is subject to a 1% Net Smelter Royalty (“NSR”) on gold production, with certain portions subject to an additional 1.5% NSR. The 1.5% NSR is payable on only 7,596 hectares and can be purchased by the Company within two years of commencement of commercial production for $2,000 for each one-third (0.5%) of the 1.5% NSR.
Non-current accounts receivable		$ 50,000	$ 0		$ 50,000
Non-current accounts payable					$ 50,000
Cash		3,259,000	15,361,000
Option payment received		$ 150,000	150,000
Benz
Statement [Line Items]
Cash	$ 150,000					$ 150,000
Common stock shares	174,658					124,177
Common stock fair value	$ 110,000		102,000			$ 110,000
Option payment received	260,000
Homestake Ridge
Statement [Line Items]
Cash				$ 100,000
Common stock shares				300
Common stock fair value				$ 328,767,000
Ruby Hill Properties
Statement [Line Items]
Cash	$ 150,000		$ 150,000
Common stock shares	174,658		124,177